COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Jun. 30, 2014
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Payments under Non Cancelable Operating Leases [Table Text Block]
Future minimum lease payments under non-cancelable operating leases with initial terms of one year or more consist of the following:

Years ending June 30,	Minimum lease payments

2015	$1,228,098
2016	378,127
2017	78,701
2018	34,580
2019 and onwards	40,343

Total minimum lease payments	$1,759,849